UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Hamlin Capital Management, LLC
Address: 640 Fifth Avenue
         6th Floor
         New York, NY  10019

13F File Number:  028-10663

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Vivian Pan
Title:     President
Phone:     (212) 752-8777

Signature, Place, and Date of Signing:

 /s/    Vivian Pan     New York, NY     April 16, 2013

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    45

Form 13F Information Table Value Total:    $1,100,536 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE


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                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBVIE INC                     COM              00287Y109    31837   780706 SH       SOLE                   244906        0   535800
ALLIANCE RES PARTNER L P       UT LTD PART      01877R108    22666   355828 SH       SOLE                    20833        0   334995
AT&T INC                       COM              00206R102    36562   996513 SH       SOLE                   314353        0   682160
BAYTEX ENERGY CORP             COM              07317Q105    22545   537680 SH       SOLE                   159545        0   378135
BLOCK H & R INC                COM              093671105    27178   923810 SH       SOLE                   284320        0   639490
CINEMARK HOLDINGS INC          COM              17243V102    29118   989059 SH       SOLE                   295675        0   693384
CONAGRA FOODS INC              COM              205887102    17986   502265 SH       SOLE                   150040        0   352225
CONOCOPHILLIPS                 COM              20825C104    35138   584654 SH       SOLE                   184558        0   400096
CYPRESS SEMICONDUCTOR CORP     COM              232806109    25695  2329548 SH       SOLE                   732338        0  1597210
DIEBOLD INC                    COM              253651103    12213   402817 SH       SOLE                   139882        0   262935
DORCHESTER MINERALS LP         COM UNIT         25820R105     1461    62957 SH       SOLE                     1050        0    61907
DU PONT E I DE NEMOURS & CO    COM              263534109    42035   855058 SH       SOLE                   266213        0   588845
EATON CORP PLC                 SHS              G29183103    31674   517132 SH       SOLE                   170472        0   346660
EL PASO PIPELINE PARTNERS L    COM UNIT LPI     283702108      219     5000 SH       SOLE                        0        0     5000
ENDURO RTY TR                  TR UNIT          29269K100    16915  1055855 SH       SOLE                   360640        0   695215
EXELIS INC                     COM              30162A108    13234  1215253 SH       SOLE                   385998        0   829255
EXXON MOBIL CORP               COM              30231G102      304     3375 SH       SOLE                        0        0     3375
FNB CORP PA                    COM              302520101    36283  2998578 SH       SOLE                   939673        0  2058905
GALLAGHER ARTHUR J & CO        COM              363576109    25490   617046 SH       SOLE                   188881        0   428165
GAMESTOP CORP NEW              CL A             36467W109    13695   489628 SH       SOLE                   153643        0   335985
GARMIN LTD                     SHS              H2906T109    22762   688711 SH       SOLE                   215491        0   473220
GLAXOSMITHKLINE PLC            SPONSORED ADR    37733W105    33720   718815 SH       SOLE                   214005        0   504810
GREIF INC                      CL A             397624107    13528   252291 SH       SOLE                    79846        0   172445
HASBRO INC                     COM              418056107    39411   896939 SH       SOLE                   286304        0   610635
HOSPITALITY PPTYS TR           COM SH BEN INT   44106M102    36788  1340668 SH       SOLE                   420716        0   919952
INTEL CORP                     COM              458140100    39430  1805800 SH       SOLE                   562596        0  1243204
KINDER MORGAN ENERGY PARTNER   UT LTD PARTNER   494550106      238     2650 SH       SOLE                        0        0     2650
LEGGETT & PLATT INC            COM              524660107    24653   729805 SH       SOLE                   220555        0   509250
LOCKHEED MARTIN CORP           COM              539830109    52618   545147 SH       SOLE                   173666        0   371481
LYONDELLBASELL INDUSTRIES N    SHS - A -        N53745100    33266   525610 SH       SOLE                   157235        0   368375
MERCK & CO INC NEW             COM              58933Y105    42192   954576 SH       SOLE                   294337        0   660239
MEREDITH CORP                  COM              589433101    22075   576977 SH       SOLE                   180268        0   396709
MICROCHIP TECHNOLOGY INC       COM              595017104    13768   374433 SH       SOLE                   125428        0   249005
NATIONAL CINEMEDIA INC         COM              635309107    23868  1512572 SH       SOLE                   495652        0  1016920
NUCOR CORP                     COM              670346105    37382   810010 SH       SOLE                   255678        0   554332
PEOPLES UNITED FINANCIAL INC   COM              712704105    36870  2747397 SH       SOLE                   863857        0  1883540
PLUM CREEK TIMBER CO INC       COM              729251108    24336   466205 SH       SOLE                   138875        0   327330
PVR PARTNERS L P               COM UNIT REPTG L 693665101    24538  1017736 SH       SOLE                    63886        0   953850
SEAGATE TECHNOLOGY PLC         SHS              G7945M107    38690  1058402 SH       SOLE                   333782        0   724620
SONOCO PRODS CO                COM              835495102    42114  1203608 SH       SOLE                   372620        0   830988
SUBURBAN PROPANE PARTNERS L    UNIT LTD PARTN   864482104    19320   434147 SH       SOLE                    26132        0   408015
THOMSON REUTERS CORP           COM              884903105    12366   380740 SH       SOLE                   118435        0   262305
TRONOX LTD                     SHS CL A         Q9235V101    11080   559321 SH       SOLE                   156836        0   402485
UNILEVER PLC                   SPON ADR NEW     904767704    10028   237402 SH       SOLE                    55830        0   181572
VALASSIS COMMUNICATIONS INC    COM              918866104     3247   108715 SH       SOLE                      740        0   107975